American Century Investments®
Quarterly Portfolio Holdings
American Century® U.S. Quality Growth ETF (QGRO)
May 31, 2023

American Century U.S. Quality Growth ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 0.4%
HEICO Corp.	2,885	445,964
Howmet Aerospace, Inc.	32,151	1,374,455
		1,820,419
Beverages — 0.8%
Coca-Cola Consolidated, Inc.	4,548	3,009,593
Monster Beverage Corp.(1)	10,382	608,593
		3,618,186
Biotechnology — 4.5%
Exelixis, Inc.(1)	217,828	4,199,724
Gilead Sciences, Inc.	7,655	588,975
Incyte Corp.(1)	116,024	7,141,277
Neurocrine Biosciences, Inc.(1)	12,847	1,150,192
Vertex Pharmaceuticals, Inc.(1)	27,054	8,753,863
		21,834,031
Broadline Retail — 0.2%
Dillard's, Inc., Class A	4,271	1,175,849
Building Products — 0.9%
Builders FirstSource, Inc.(1)	31,936	3,702,979
Johnson Controls International PLC	9,707	579,508
		4,282,487
Capital Markets — 1.4%
Affiliated Managers Group, Inc.	4,201	584,317
Evercore, Inc., Class A	18,954	2,046,084
FactSet Research Systems, Inc.	1,546	595,040
LPL Financial Holdings, Inc.	11,183	2,178,225
MSCI, Inc.	1,307	614,983
SEI Investments Co.	10,394	588,092
		6,606,741
Chemicals — 0.6%
CF Industries Holdings, Inc.	18,888	1,161,801
Linde PLC	3,461	1,224,017
Olin Corp.	11,133	526,702
		2,912,520
Commercial Services and Supplies — 2.2%
Cintas Corp.	1,368	645,887
Copart, Inc.(1)	8,635	756,340
Rollins, Inc.	224,719	8,835,951
Tetra Tech, Inc.	4,265	586,310
		10,824,488
Communications Equipment — 0.1%
Cisco Systems, Inc.	12,298	610,842
Construction and Engineering — 0.6%
Comfort Systems USA, Inc.	8,180	1,210,476
EMCOR Group, Inc.	7,775	1,281,631
Valmont Industries, Inc.	2,170	569,126
		3,061,233
Construction Materials — 0.2%
Eagle Materials, Inc.	4,331	705,650
Consumer Staples Distribution & Retail — 0.7%
Casey's General Stores, Inc.	7,106	1,603,469

Costco Wholesale Corp.	1,241	634,846
Kroger Co.	13,417	608,192
US Foods Holding Corp.(1)	15,079	599,843
		3,446,350
Containers and Packaging — 0.1%
AptarGroup, Inc.	5,180	582,698
Distributors — 0.2%
Genuine Parts Co.	7,497	1,116,528
Diversified Consumer Services — 0.8%
H&R Block, Inc.	125,012	3,731,608
Diversified Telecommunication Services — 0.1%
Iridium Communications, Inc.	10,054	603,642
Electrical Equipment — 0.5%
Acuity Brands, Inc.	15,193	2,289,433
Electronic Equipment, Instruments and Components — 0.4%
Jabil, Inc.	14,113	1,263,396
Keysight Technologies, Inc.(1)	3,819	617,914
		1,881,310
Entertainment — 1.2%
Netflix, Inc.(1)	14,131	5,584,995
Financial Services — 3.1%
Euronet Worldwide, Inc.(1)	5,138	572,373
Mastercard, Inc., Class A	36,314	13,255,336
Visa, Inc., Class A	5,381	1,189,363
		15,017,072
Food Products — 0.4%
Hershey Co.	2,292	595,233
Lamb Weston Holdings, Inc.	5,475	608,820
Lancaster Colony Corp.	2,911	572,244
		1,776,297
Ground Transportation — 0.1%
Uber Technologies, Inc.(1)	15,559	590,153
Health Care Equipment and Supplies — 2.6%
Contra Abiomed, Inc.(1)	2,586	2,638
DexCom, Inc.(1)	51,994	6,096,817
Edwards Lifesciences Corp.(1)	7,098	597,865
IDEXX Laboratories, Inc.(1)	2,647	1,230,246
Inspire Medical Systems, Inc.(1)	2,011	588,197
Insulet Corp.(1)	2,040	559,470
Penumbra, Inc.(1)	1,968	604,845
Shockwave Medical, Inc.(1)	10,959	3,014,711
		12,694,789
Health Care Providers and Services — 4.0%
AMN Healthcare Services, Inc.(1)	12,721	1,207,986
Cardinal Health, Inc.	92,224	7,590,035
Chemed Corp.	2,235	1,192,976
Cigna Group	2,388	590,815
Elevance Health, Inc.	1,315	588,883
Humana, Inc.	8,000	4,014,960
Molina Healthcare, Inc.(1)	4,223	1,156,680
Option Care Health, Inc.(1)	83,290	2,294,640
UnitedHealth Group, Inc.	1,255	611,486
		19,248,461
Hotels, Restaurants and Leisure — 8.6%
Airbnb, Inc., Class A(1)	42,695	4,686,630

Booking Holdings, Inc.(1)	6,386	16,021,005
Boyd Gaming Corp.	9,304	592,944
Chipotle Mexican Grill, Inc.(1)	2,939	6,102,804
Choice Hotels International, Inc.	5,304	601,951
Expedia Group, Inc.(1)	6,388	611,396
Hilton Worldwide Holdings, Inc.	4,368	594,572
Marriott International, Inc., Class A	3,548	595,319
Starbucks Corp.	78,258	7,641,111
Texas Roadhouse, Inc.	41,074	4,431,885
		41,879,617
Household Durables — 1.6%
D.R. Horton, Inc.	5,681	606,958
Lennar Corp., Class A	5,616	601,586
NVR, Inc.(1)	1,221	6,781,703
		7,990,247
Household Products — 1.9%
Clorox Co.	7,507	1,187,457
Kimberly-Clark Corp.	60,772	8,160,464
		9,347,921
Industrial Conglomerates — 0.1%
General Electric Co.	5,915	600,550
Insurance — 0.7%
Aon PLC, Class A	1,913	589,759
Kinsale Capital Group, Inc.	7,695	2,331,431
Marsh & McLennan Cos., Inc.	3,449	597,298
		3,518,488
Interactive Media and Services — 4.0%
Alphabet, Inc., Class C(1)	117,257	14,465,996
Meta Platforms, Inc., Class A(1)	19,503	5,162,834
		19,628,830
IT Services — 2.3%
Accenture PLC, Class A	2,088	638,761
Akamai Technologies, Inc.(1)	6,912	636,733
Amdocs Ltd.	6,381	600,899
Cloudflare, Inc., Class A(1)	10,757	743,954
Cognizant Technology Solutions Corp., Class A	97,780	6,110,272
EPAM Systems, Inc.(1)	2,271	582,784
Gartner, Inc.(1)	3,698	1,267,896
VeriSign, Inc.(1)	2,936	655,668
		11,236,967
Life Sciences Tools and Services — 2.2%
Medpace Holdings, Inc.(1)	23,395	4,842,063
Mettler-Toledo International, Inc.(1)	4,008	5,298,055
Waters Corp.(1)	2,262	568,260
		10,708,378
Machinery — 1.3%
AGCO Corp.	5,181	571,361
Caterpillar, Inc.	2,828	581,861
Donaldson Co., Inc.	18,945	1,108,851
Lincoln Electric Holdings, Inc.	3,543	601,105
Mueller Industries, Inc.	30,768	2,284,832
Snap-on, Inc.	2,327	579,097
Watts Water Technologies, Inc., Class A	3,679	582,937
		6,310,044

Media — 0.9%
New York Times Co., Class A	16,543	585,953
Trade Desk, Inc., Class A(1)	54,012	3,785,161
		4,371,114
Metals and Mining — 0.6%
Nucor Corp.	13,994	1,848,048
Reliance Steel & Aluminum Co.	2,467	578,956
Steel Dynamics, Inc.	6,276	576,764
		3,003,768
Oil, Gas and Consumable Fuels — 3.2%
APA Corp.	17,739	563,745
Cheniere Energy, Inc.	4,131	577,390
Chord Energy Corp.	4,818	689,167
ConocoPhillips	5,762	572,166
EOG Resources, Inc.	5,302	568,851
EQT Corp.	16,779	583,406
Marathon Petroleum Corp.	15,430	1,618,761
PBF Energy, Inc., Class A	27,058	996,005
PDC Energy, Inc.	25,161	1,726,548
Peabody Energy Corp.	59,204	1,075,145
Range Resources Corp.	41,143	1,126,084
Scorpio Tankers, Inc.	12,408	567,914
SM Energy Co.	21,330	560,766
Targa Resources Corp.	8,477	576,860
Texas Pacific Land Corp.	2,780	3,624,286
		15,427,094
Pharmaceuticals — 1.9%
Eli Lilly & Co.	19,898	8,545,395
Merck & Co., Inc.	5,310	586,277
		9,131,672
Professional Services — 2.2%
CoStar Group, Inc.(1)	7,663	608,442
ExlService Holdings, Inc.(1)	7,749	1,169,634
Insperity, Inc.	42,450	4,700,064
Paycom Software, Inc.	2,118	593,316
Paylocity Holding Corp.(1)	3,436	593,569
Robert Half International, Inc.	44,911	2,920,113
		10,585,138
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(1)	7,901	591,943
Semiconductors and Semiconductor Equipment — 4.1%
Allegro MicroSystems, Inc.(1)	80,074	3,149,311
Applied Materials, Inc.	4,832	644,106
Broadcom, Inc.	876	707,773
Cirrus Logic, Inc.(1)	7,941	616,857
Enphase Energy, Inc.(1)	32,118	5,584,678
KLA Corp.	1,582	700,810
Lam Research Corp.	1,049	646,918
Lattice Semiconductor Corp.(1)	28,859	2,346,525
Microchip Technology, Inc.	7,749	583,190
NVIDIA Corp.	1,960	741,546
ON Semiconductor Corp.(1)	52,595	4,396,942
		20,118,656
Software — 27.5%
Adobe, Inc.(1)	21,206	8,859,655

Atlassian Corp., Class A(1)	3,773	682,121
Autodesk, Inc.(1)	46,929	9,357,173
Cadence Design Systems, Inc.(1)	38,004	8,775,504
Crowdstrike Holdings, Inc., Class A(1)	25,081	4,016,221
Datadog, Inc., Class A(1)	38,778	3,680,420
DocuSign, Inc.(1)	55,286	3,118,130
Dolby Laboratories, Inc., Class A	14,547	1,200,564
Dropbox, Inc., Class A(1)	189,326	4,358,284
Dynatrace, Inc.(1)	14,027	715,237
Elastic NV(1)	9,003	655,598
Fair Isaac Corp.(1)	6,279	4,945,780
Fortinet, Inc.(1)	176,682	12,072,681
HubSpot, Inc.(1)	7,500	3,884,925
Manhattan Associates, Inc.(1)	55,802	10,123,623
Microsoft Corp.	32,823	10,778,745
Palo Alto Networks, Inc.(1)	34,872	7,441,336
Qualys, Inc.(1)	40,038	5,055,198
ServiceNow, Inc.(1)	13,230	7,207,439
Splunk, Inc.(1)	6,232	618,775
SPS Commerce, Inc.(1)	18,802	2,929,352
Synopsys, Inc.(1)	36,725	16,708,406
Tenable Holdings, Inc.(1)	16,083	659,242
VMware, Inc., Class A(1)	4,834	658,826
Workday, Inc., Class A(1)	3,119	661,197
Zoom Video Communications, Inc., Class A(1)	58,727	3,942,343
Zscaler, Inc.(1)	4,833	654,775
		133,761,550
Specialized REITs — 0.1%
Equinix, Inc.	863	643,410
Specialty Retail — 5.4%
AutoNation, Inc.(1)	17,565	2,299,610
AutoZone, Inc.(1)	244	582,389
Chewy, Inc., Class A(1)	18,774	553,645
Dick's Sporting Goods, Inc.	4,828	615,618
Murphy USA, Inc.	4,391	1,213,760
O'Reilly Automotive, Inc.(1)	9,893	8,936,446
TJX Cos., Inc.	7,762	596,044
Ulta Beauty, Inc.(1)	18,773	7,693,739
Williams-Sonoma, Inc.	32,267	3,662,627
		26,153,878
Technology Hardware, Storage and Peripherals — 1.2%
Apple, Inc.	20,568	3,645,678
NetApp, Inc.	9,051	600,534
Pure Storage, Inc., Class A(1)	49,063	1,412,524
		5,658,736
Textiles, Apparel and Luxury Goods — 1.6%
Crocs, Inc.(1)	10,085	1,132,344
Deckers Outdoor Corp.(1)	2,833	1,345,675
Tapestry, Inc.	114,738	4,591,815
Under Armour, Inc., Class A(1)	81,396	586,865
		7,656,699
Trading Companies and Distributors — 1.8%
Applied Industrial Technologies, Inc.	4,751	584,183
Fastenal Co.	22,147	1,192,616
Watsco, Inc.	1,880	609,815

WW Grainger, Inc.	10,031	6,510,320
		8,896,934
TOTAL COMMON STOCKS (Cost $456,670,749)		483,237,416
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,103,653)	2,103,653	2,103,653
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $458,774,402)		485,341,069
OTHER ASSETS AND LIABILITIES — 0.2%		747,641
TOTAL NET ASSETS — 100.0%		$486,088,710

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.